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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended; June 30, 2005

Check here if Amendment [ ] Amendment Number:________
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Torchmark Corporation
Address: 2001 Third Avenue South
         Birmingham, AL  35233

Form 13F File Number: 28-1112

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:    Carol A. McCoy
Title:   Vice President, Associate Counsel & Secretary
Phone:   205-325-4243

Signature, Place and Date of Signing:

/s/ Carol A. McCoy
-----------------------------------
            (Signature)
          Birmingham, AL
          August 5, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reporting are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reporting by other reporting manager(s).)

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         19

Form 13F Information Table Value Total:  $ 150,561
                                        (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                           FORM 13F INFORMATION TABLE

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     Column 1           Column 2     Column 3    Column 4             Column 5             Column 6   Column 7        Column 8
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                                                                                                                  Voting authority
                                                                                                                --------------------
                                                  Value     Shrs or                       Investment   Other
  Name of Issuer      Title of Class   CUSIP    (x $1000)   prn amt   SH/PRN   Put/Call   Discretion  Managers  Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Ambac Finl Group,
Inc.                      Common     023139108     3,914     65,500   SH                    Sole                 X
Bank of America Corp      Common     060505104     6,870    150,620   SH                    Sole                 X
Cal-Maine Foods,
Inc.                      Common     128030202       956    158,000   SH                    Sole                 X
DR Horton, Inc.           Common     23331A109     4,696    124,868   SH                    Sole                 X
Deere & Company           Common     244199105    10,020    153,000   SH                    Sole                 X
Indymac Bancorp, Inc.     Common     456607100     3,992     98,000   SH                    Sole                 X
MBIA, Inc.                Common     55262C100    10,783    181,800   SH                    Sole                 X
M/I Schottenstein
Homes, Inc.               Common     55305B101     8,467    156,500   SH                    Sole                 X
Old Rep Intl Corp         Common     680223104     4,426    175,000   SH                    Sole                 X
Zales Corp New            Common     988858106     2,154     68,000   SH                    Sole                 X
Torchmark Corp            Common     891027104     3,341     64,000   SH                    Sole                 X
Fresh Del Monte
Produce Inc.              Common     G36738105    22,753    845,200   SH                    Sole                 X
General Maritime
Corp                      Common     Y2692M103    29,256    690,000   SH                    Sole                 X
Anadarko Petroleum
Corp                      Common     03251107     16,389    199,500   SH                    Sole                 X
Ashworth Inc.             Common     04516H101       423     47,000   SH                    Sole                 X
Delta Apparel Inc.        Common     247368103       678     52,400   SH                    Sole                 X
Argonaut Group, Inc.      Common     040157109       376     16,289   SH                    Sole                 X
Allstate Corp.            Common     020002101     3,927     65,730   SH                    Sole                 X
MGIC Invt Corp. Wis.      Common     552848109    17,140    262,800   SH                    Sole                 X